SHARE-BASED PAYMENT (Detail Textuals) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) Year	Dec. 31, 2017 USD ($) Year
Share-Based Payment [Abstract]
Weighted average contractual life of the options outstanding | Year	8.1	8.8
Salary expenses for share based payment | $	$ 1.9	$ 0.7